1801 California Street, Suite 5200 Denver, Colorado 80202

November 4, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

 (File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 7, 2019 and effective November 1, 2019.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel